Property and Equipment, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Continuing operations [Member]
Property and Equipment, Net (Textual)
Depreciation and amortization	$ 778,117	$ 467,929
Discontinued operations [Member]
Property and Equipment, Net (Textual)
Depreciation and amortization			$ 974,432